Trade accounts and other receivables from unrelated parties - Development of expected credit losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Development of allowance
Financial assets at beginning of period	€ (5,287,266)
Financial assets at end of period	(5,991,693)	€ (5,287,266)
Trade accounts and other receivables from unrelated parties | Allowances/Expected credit losses
Development of allowance
Financial assets at beginning of period	142,372	141,358	€ 118,015
Change in valuation allowances as recorded in the consolidated statements of income	44,374	28,302	42,315
Write-offs and recoveries of amounts previously written-off	(21,622)	(14,213)	(18,587)
Foreign currency translation	(1,195)	(13,075)	(385)
Financial assets at end of period	€ 163,929	€ 142,372	€ 141,358